Fair Value Measurements - Narrative (Details) - Total Master Trust Assets - EBP 005 - USD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, value	$ 510,159	$ 558,648
Medtronic Capital Preservation Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, value	$ 510,159	$ 558,648